ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Selling and marketing	$ (25,067)	$ (20,069)	$ (17,995)
General and administrative	(26,337)	(25,723)	(21,842)
Total operating expenses	(51,404)	(45,792)	(70,031)
Interest income	1,340	1,213	1,355
Net loss attributable to holders of ordinary shares	(25,695)	(10,626)	(32,728)
AirMedia Group Inc. [Member]
Operating expenses:
Selling and marketing	(144)		(859)
General and administrative	(1,676)	(2,239)	(3,282)
Total operating expenses	(1,820)	(2,239)	(4,141)
Investment loss in subsidiaries	(23,875)	(8,387)	(28,587)
Net loss attributable to holders of ordinary shares	$ (25,695)	$ (10,626)	$ (32,728)